LOANS (Schedule of Loan Loss Allowance Analysis) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Accounts Notes and Loans Receivable [Line Items]
Balance at beginning of period	$ 1,757	$ 1,989	$ 1,979	$ 2,004	$ 1,908	$ 1,991	$ 2,004	$ 1,658
Provision for loan losses	27		0		27	106	106	902
Loans charged-off	(19)	(99)	(1)	(28)	(211)	(169)	(197)	(633)
Total recoveries	18	18	11	15	59	61	76	77
Balance at end of period	1,783	1,908	1,989	1,991	1,783	1,989	1,989	2,004
Real Estate [Member]
Accounts Notes and Loans Receivable [Line Items]
Balance at beginning of period	1,562	1,879	1,862	1,824	1,818	1,876	1,824	1,368
Provision for loan losses	52	9	(43)	56	(51)	58	168	983
Loans charged-off	0	(88)	(8)	(19)	(172)	(173)	(188)	(594)
Total recoveries	9	18	11	15	28	61	75	67
Balance at end of period	1,623	1,818	1,879	1,876	1,623	1,879	1,879	1,824
Commercial and Industrial [Member]
Accounts Notes and Loans Receivable [Line Items]
Balance at beginning of period	14		39		8	38
Provision for loan losses	(13)		(1)		(17)	0
Loans charged-off	0		0		(8)	0
Total recoveries	7		0		25	0
Balance at end of period	8		38		8	38	38
Consumer [Member]
Accounts Notes and Loans Receivable [Line Items]
Balance at beginning of period	44	44	78	133	52	77	133	241
Provision for loan losses	1	19	(14)	(47)	1	4	(81)	(79)
Loans charged-off	(19)	(11)	7	(9)	(31)	(3)	(9)	(39)
Total recoveries	2		0		6	0	1	10
Balance at end of period	28	52	44	77	28	44	44	133
Unallocated [Member]
Accounts Notes and Loans Receivable [Line Items]
Balance at beginning of period	137	58	0		30	0
Provision for loan losses	(13)	(28)	58		94	58	58
Loans charged-off	0		0		0	0
Total recoveries	0		0		0	0
Balance at end of period	$ 124	$ 30	$ 58	$ 0	$ 124	$ 58	$ 58